Restatement of Prior Periods	12 Months Ended
Dec. 31, 2011
Restatement of Prior Periods [Abstract]
Restatement of Prior Periods

Note 2. Restatement of Prior Periods

We have determined that we did not appropriately provide for deferred federal income taxes on the outside basis differences of a foreign equity investee for the years ended December 31, 2010 and 2009. As a result, our provision (benefit) for income taxes was understated and our net income from continuing operations was overstated by $1 million and $2 million for the years ended December 31, 2010 and 2009, respectively, our deferred income tax liability was understated by $16 million at December 31, 2010 and our net equity was overstated by $16 million, $15 million and $13 million at December 31, 2010, 2009 and 2008, respectively. This restatement also adjusted downward our earnings per share attributable to WPX Energy, Inc. by $.01 in each of the years ended December 31, 2010 and 2009. Based on guidance set forth in Staff Accounting Bulletin No. 99, “Materiality” and in Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” (“SAB 108”), we have determined that these amounts are immaterial to each of the periods affected and, therefore, we are not required to amend our previously filed financial statements. We have adjusted our previously reported results for the years ended December 31, 2010 and 2009 for these amounts.